SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2017
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

17.SHARE-BASED COMPENSATION

On June 21, 2012, the Company granted options to purchase a total of 160,000 shares of the Company’s common stock at an exercise price per share of ¥810 to two employees/directors, two statutory auditors, 12 employees and six external advisors (“6th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 31, 2013, the Company granted options to purchase a total of 300,000 shares of the Company’s common stock at an exercise price per share of ¥469 to five employees/directors, 17 employees and 25 employees of subsidiaries (“7th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 15, 2013, the Company granted options to purchase a total of 88,000 shares of the Company’s common stock at an exercise price per share of $5.03 to underwriters (“8th series Stock Option Grant”). Options are vested immediately and are exercisable from May 16, 2013 to May 17, 2017.

On May 22, 2014, the Company granted options to purchase a total of 200,000 shares of the Company’s common stock at an exercise price per share of ¥489 to five employees/directors and 19 employees (“9th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 28, 2015, the Company granted options to purchase a total of 200,000 shares of the Company’s common stock at an exercise price per share of ¥1,029 to six employees/directors and 38 employees (“11th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On August 1, 2015, the Company granted options to purchase a total of 60,000 shares of the Company’s common stock at an exercise price per share of ¥930 to 12 employees (“12th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 22, 2016, the Company granted options to purchase a total of 140,000 shares of the Company’s common stock at an exercise price per share of ¥1,181 to 45 employee (“13th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On August 26, 2016, the Company granted options to purchase a total of 70,000 shares of the Company’s common stock at an exercise price per share of ¥809 to 34 employee/directors (“14th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On December 23, 2016, the Company granted options to purchase a total of 15,000 shares of the Company’s common stock at an exercise price per share of ¥901 to a director (“15th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On April 21, 2017, the Company granted options to purchase a total of 105,000 shares of the Company’s common stock at an exercise price per share of ¥774 to 6 employees/directors  (“16th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On July 7, 2017, the Company granted options to purchase a total of 751,000 shares of the Company’s common stock at an exercise price per share of ¥731 to 39 employees/directors (“17th series Stock Option Grant”). Cash consideration of ¥31,542 thousand from directors were accounted for an additional paid-in capital.  Options are vested two years after the grant date and will be exercisable for three years from the vesting date.

On June 23, 2017, the Company granted options to purchase a total of 70,000 shares of the Company’s common stock at an exercise price per share of ¥763 to 39 employees (“18th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On July 21, 2017, the Company granted options to purchase a total of 6,000 shares of the Company’s common stock at an exercise price per share of ¥806 to 2 employees (“19th series Stock Option Grant”).  All options were forfeited before the vesting date.

On December 25, 2017, the Company granted options to purchase a total of 145,000 shares of the Company’s common stock at an exercise price per share of ¥706 to 8 employees/directors (“20th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On March 26, 2018, the Company granted options to purchase a total of 22,400 shares of the Company’s common stock at an exercise price per share of ¥830 to a director (“21st series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

The Company issues new shares upon the exercise of stock options.

Share-based compensation is measured at the grant date, based on the fair value of the award. Share-based compensation for non-employees is measured as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete, based on the fair value of the award. For options granted to non-employees, the share-based payments are measured at their current fair values at each interim and year-end financial reporting date, and the change in fair value is recorded with an offsetting entry to additional paid-in capital, because (1) the quantity and terms of the equity instruments are known up front and prior to the measurement date, (2) the date at which the counterparty’s performance is complete is earlier than the date at which a commitment for performance by the counterparty to earn the equity instruments is reached because of no sufficiently large disincentives for nonperformance, and (3) the counterparty’s performance is required over a period of time. The compensation expense is recognized on a straight-line basis over the vesting period.

The following table presents total share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations for the years ended March 31, 2016, 2017 and 2018:

	Thousands of Yen
	2016	2017	2018
Cost of revenue	¥26,818	¥24,758	¥20,883
Selling, general and administrative expenses	51,593	28,274	52,963
Pre-tax share-based compensation expense	78,411	53,032	73,846
Income tax benefit	(8,471)	―	(8,762)
Total share-based compensation expense, net of tax
	¥69,940	¥53,032	¥65,084

Cash received from stock options exercised during the years ended March 31, 2017 and 2018 were ¥184,375 thousand and ¥31,012 thousand, respectively. There were no tax deductions during the year ended March 31, 2017 and the tax deduction related to stock options exercised during the year ended March 31, 2018 was ¥8,762 thousand.

The expected term of the stock options granted to employees is estimated based on historical employee exercise patterns associated with prior similar option grants. The term of the stock options granted to non-employees is estimated based on the contractual term. The Company estimates the number of forfeitures prior to vesting at the grant date. The effect of a subsequent change in estimated forfeitures is recognized through a cumulative adjustment when the actual forfeitures exceed the Company’s estimate. As of March 31, 2018, the total unrecognized compensation expense related to the unvested portion of the 11th -21th series Stock Option Grants except for the 19th ,was ¥124,135 thousand. As of March 31, 2018, the expense will be recognized over the weighted-average period of 1.2 years.

The estimated fair value of stock options is determined using the Black-Scholes valuation model. Key inputs and assumptions to estimate the fair value of stock options include the exercise price of the award, the expected option term, the volatility of the Company’s share price, the risk-free interest rate and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by individuals who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in estimating the fair value of options granted to employees during the years ended March 31, 2016, 2017 and 2018.

	2016	2017	2018
Expected life of stock option (years)	4.2	4.2	4.7
Expected volatility	97.1%	71.9%	67.8%
Risk-free interest rate	0.1%	0.2%	-0.1%
Expected dividend yield	0.3%	0.2%	0.1%

	Thousands of Yen
	2016	2017	2018
Weighted-average grant-date fair value per option to purchase one share	¥600	¥373	¥397

The expected volatility is estimated based upon on the historical volatility of the Company’s share price for the last two and a half years adjusted for the effect of changes expected in the future. The expected risk-free interest rate is based on the Japanese government bond interest rate for the expected term. The expected dividend yield is based on the actual dividends paid and expected to be paid in the future.

A summary of stock option activity during the year ended March 31, 2018, is presented below:

			Weighted-average	Aggregate
			remaining	intrinsic value
		Weighted-average	contractual term	(Thousands of
	Shares	exercise price	(in years)	Yen)
Outstanding―March 31, 2017	895,000	¥729	3.3	¥117,016
Granted	1,099,400	736
Exercised	(108,000)	287
Forfeited	(421,300)	782
Expired	―	―
Outstanding—March 31, 2018	1,465,100	¥771	3.8	¥285,816
Vested and expected to vest ― March 31, 2018	1,465,100	¥771	3.8	¥285,816
Exercisable—March 31, 2018	404,000	¥565	1.4	¥128,211

Exercises of Stock Options

The total intrinsic values of options exercised during the years ended March 31, 2016, 2017 and 2018 were ¥191,100 thousand, ¥333,700 thousand and ¥37,560 thousand, respectively. The amounts of cash received from exercise of stock options for the years ended March 31, 2016, 2017 and 2018 were ¥21,197 thousand, ¥184,375 thousand and ¥31,012 thousand, respectively. Cash received from the exercise of options for the year ended March 31, 2017 includes ¥49,412 thousand related to options which were granted to underwriters (“8th series of Stock option Grant”) on May 15, 2013 and fully exercised during the year ended March 31, 2017. The total intrinsic value of the 8th series of Stock Option Grant was ¥52,184 thousand.

Nonvested Stock Options

A summary of the status of the Company’s nonvested stock options and their weighted-average grant date fair value at March 31, 2018, is as follows:

		Weighted-Average
		Grant Date Fair
	Shares	Value
Nonvested—April 1, 2017	519,000	¥424
Granted	1,099,400	397
Vested	(136,000)	293
Forfeited	(421,300)	412
Outstanding—March 31, 2018	1,061,100	¥418